Commitments and Contingencies	12 Months Ended
Dec. 31, 2022
Commitments and Contingencies
Commitments and Contingencies

19.  Commitments and Contingencies

(a) Capital and other commitments

There are no future minimum capital commitments as of December 31, 2021 and 2022.

(b) Operating lease commitment

The Group had outstanding commitments on several non-cancellable operating lease agreements. Operating lease commitment within one year or less lease term, for which the Group elected not recognize any lease liability or right-of-use asset, therefore not yet reflected in the consolidated financial statements as of December 31, 2021 and 2022 were US$99 and US$33, respectively.

(c) Services purchase commitment

As of December 31, 2021, the Group’s services purchase commitments were as follows:

	Total	Less Than 1 year	1-3 years	3-5 years
	US$	US$	US$	US$
Purchase obligations(i)	31,771	6,146	15,000	10,625

As of December 31, 2022, the Group’s services purchase commitments were as follows:

	Total	Less Than 1 year	1-3 years	3-5 years
	US$	US$	US$	US$
Purchase obligations(i)	24,604	6,479	15,000	3,125
(i)

Purchase obligations represent US$31,771 and US$24,604 of remaining non-cancellable contractual commitments as of December 31, 2021 and 2022, respectively, related to one of the Group’s third-party cloud infrastructure agreements, under which the Group committed to spend an aggregate of at least US$37,500 between June 1, 2021 and May 31, 2026 with minimum purchase commitment. The Group had made payments totalling US$5,729 and US$15,774 under this agreement as of December 31, 2021 and 2022, respectively.

(d) Contingencies

On August 9, 2022, the Company and certain of its current and former officers and directors were named as defendants in a putative securities class action filed in the United States District Court for the Southern District of New York, alleging that certain material misstatements and/or omissions were made in the Company’s March 2021 U.S. IPO registration statement. As of April 26, 2023, the case remained in its preliminary stage and the Group was unable to predict the outcome of the case, or reasonably estimate a range of possible loss, if any, given the current status of the case. The Group records a liability when it is both probable that a liability has been incurred and the amount of the loss can be reasonably estimated. The Group reviews the need for any such liability on a regular basis. The Group has not recorded any material liability in this regard for the above action as of December 31, 2022 and April 26, 2023. Other than as disclosed above, as of December 31, 2021 and 2022 and April 26, 2023, the Group was not involved in any legal or administrative proceedings that the Group believes may have a material adverse impact on the Group’s business, balance sheets or results of operations and cash flows.